CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	kr 457,840	kr 388,377
Cost of sales	(672,479)	(531,254)
Selling expenses	(79,404)	(182,597)
General and administrative expenses	(300,217)	(189,862)
Research and development expenses	(329,825)	(349,054)
Other operating income	30,513	19,651
Other operating expenses	(30,590)	(10,925)
Operating loss	(924,163)	(855,664)
Share of results of joint venture	1,430	282
Finance income—interest income	5,080	21,777
Finance income—other	1,403	43,838
Finance costs	(677,198)	(224,345)
Net (losses)/gains on financial assets or liabilities measured at fair value through profit or loss	(129,262)	51,832
Loss before income tax	(1,722,710)	(962,280)
Income tax benefit/(expense)	1,034	(5,331)
Net loss for the year attributable to owners of the parent	(1,721,676)	(967,611)
Other comprehensive income/(loss):
Exchange differences on translation of foreign operations	64,004	(30,720)
Other comprehensive income/(loss) for the year, net of tax, attributable to owners of the parent	64,004	(30,720)
Total comprehensive loss for the year, net of tax, attributable to owners of the parent	kr (1,657,672)	kr (998,331)
Basic earnings per share	kr (39.59)	kr (23.79)
Diluted earnings per share	kr (39.59)	kr (23.79)